Note 5 - Debt (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Interest Expense Disclosure [Table Text Block]
	2021	2020
GRA Note	$633	$1,727
PPP Loan	653	1,203
Insurance premium financing costs	-	1,743
Convertible debentures (including $124,185 of debt discount amortization)	-	138,851
Total interest expense	$1,286	$143,524